PROPERTY AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 9,405,491	R$ 10,220,444	R$ 11,118,009
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	19,663,530	29,091,743
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	(10,258,039)	(18,871,299)
Net [Member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 9,405,491	R$ 10,220,444
Buildings [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	4.00%	4.00%
Property and equipment value	R$ 2,873,980	R$ 2,859,719	3,610,211
Buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	4,483,554	8,251,334
Buildings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	(1,609,574)	(5,391,615)
Land [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	857,826	871,952	912,088
Land [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 857,826	R$ 871,952
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Property and equipment value	R$ 2,946,752	R$ 2,706,833	3,074,492
Other property, plant and equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	5,896,736	5,573,061
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	(2,949,984)	(2,866,228)
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 124,848	R$ 119,670	126,350
Communication and network equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Communication and network equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%
Communication and network equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 387,701	R$ 386,802
Communication and network equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	(262,853)	(267,132)
Data Processing Systems [Member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 2,408,924	R$ 3,432,633	3,305,062
Data Processing Systems [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%
Data Processing Systems [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	40.00%	40.00%
Data Processing Systems [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 7,699,621	R$ 13,641,163
Data Processing Systems [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	(5,290,697)	(10,208,530)
Transportation Systems [Member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 193,161	R$ 229,637	R$ 89,806
Transportation Systems [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Transportation Systems [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%
Transportation Systems [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ 338,092	R$ 367,431
Transportation Systems [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property and equipment value	R$ (144,931)	R$ (137,794)